Securities (Age of Unrealized Losses and Fair Value of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Less than 12 Months, Fair Value	$ 30,110
Less than 12 Months, Unrealized Losses	1,427
Total, Fair Value	30,110
Total, Unrealized Losses	1,427
U.S. Government Agencies [Member]
Less than 12 Months, Fair Value	18,826
Less than 12 Months, Unrealized Losses	1,164
Total, Fair Value	18,826
Total, Unrealized Losses	1,164
Corporate bonds [Member]
Less than 12 Months, Fair Value	4,306
Less than 12 Months, Unrealized Losses	78
Total, Fair Value	4,306
Total, Unrealized Losses	78
Municipal bonds [Member]
Less than 12 Months, Fair Value	2,625
Less than 12 Months, Unrealized Losses	46
Total, Fair Value	2,625
Total, Unrealized Losses	46
Mortgage-backed securities [Member]
Less than 12 Months, Fair Value	4,353
Less than 12 Months, Unrealized Losses	139
Total, Fair Value	4,353
Total, Unrealized Losses	$ 139